Goodwill (Tables)	6 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Carrying Amount of Goodwill
	31 Dec 2022	30 June 2022
	$'000	$'000

Non-current assets
Goodwill - at cost	-	634

Disclosure of Reconciliations of Goodwill Balance
Reconciliations of the goodwill balance at the beginning and end of the current and previous financial year is set out below:

Goodwill
$'000

Balance at 1 July 2022	634
Exchange differences	(31)
Impairment	(603)

Balance at 31 December 2022	-